LIQUIDITY AND FINANCIAL CONDITION (Details) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended						77 Months Ended	80 Months Ended		1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2007	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013	Mar. 31, 2014	Jul. 23, 2007	May 16, 2014 Subsequent Event [Member]
LIQUIDITY AND FINANCIAL CONDITION (Details) [Line Items]
Working Capital (Deficit)	$ 1,125,816			$ 114,504						$ 114,504	$ 1,125,816
Stockholders' Equity Attributable to Parent	(982,292)		123,624	34,172	(280,947)	(244,676)	(229,832)	34,878	155,891	34,172	(982,292)	0
Net Income (Loss) Attributable to Parent	(399,946)	(101,802)	(211,376)	(905,920)	(286,271)	(2,169,844)	(479,710)	(121,013)	(562,733)	(4,736,867)	(5,136,813)
Proceeds from Issuance of Private Placement		75,000											550,000
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 5,136,813			$ 4,736,867	$ 3,830,947					$ 4,736,867	$ 5,136,813